UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Hardman Johnston International Growth Fund
Institutional Shares | HJIGX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Hardman Johnston International Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hardman Johnston International Growth Fund (the “Fund”) outperformed the MSCI AC World Index ex-USA Net Index (USD) for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Over the past year, wars, elections, and central bank policy changes generated economic and political volatility across the globe. Our in-depth, bottom-up, investment approach allowed the Fund to navigate this environment and outperform the MSCI AC World Index ex-USA Net Index (USD). Within the Fund, Industrials and Communication Services were the largest active sector contributors relative to the benchmark index. Consumer Staples also contributed positively due to our lack of exposure to the worst sector in the benchmark. Financials and Consumer Discretionary were the largest sector detractors. Regionally, Europe was the largest contributor and Pacific ex Japan was the largest detractor relative to the benchmark index.

Top Contributors
↑	Mitsubishi Heavy Industries, Ltd.
↑	Rheinmetall AG
↑	Prysmian S.p.A.
↑	MercadoLibre, Inc.
↑	Taiwan Semiconductor Mfg. Co., Ltd.

Top Detractors
↓	Meituan
↓	AIA Group Ltd.
↓	WuXi Biologics Inc.
↓	LVMH
↓	Genmab AS
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses, were deducted.
Hardman Johnston International Growth Fund	PAGE 1	TSR-AR-56170L885

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2018)
Institutional Shares (without sales charge)	24.8	5.26	4.25
MSCI WORLD ex USA Net Index (USD)	23.84	6.55	5.14
MSCI AC WORLD INDEX ex USA Net Index (USD)	24.33	5.78	4.17
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$60,093,998
Number of Holdings	26
Net Advisory Fee Paid	$132,383
Portfolio Turnover Rate	50%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Mitsubishi Heavy Industries Ltd.	5.6%
Prosus NV	5.5%
Deutsche Telekom AG	5.4%
MercadoLibre, Inc.	5.2%
Prysmian SpA	5.1%
Airbus SE	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Standard Chartered PLC	4.9%
UCB SA	4.8%
First American Government Obligations Fund	4.8%

Top Sectors*	(% of Net Assets)
Industrials	25.5%
Consumer Discretionary	17.6%
Health Care	17.2%
Financials	15.1%
Information Technology	10.3%
Communication Services	5.4%
Energy	3.7%
Cash & Other	5.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 2	TSR-AR-56170L885

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hardman Johnston International Growth Fund documents not be householded, please contact Dakota Investments LLC at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Dakota Investments LLC or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 3	TSR-AR-56170L885

Hardman Johnston International Growth Fund
Retail Shares | HJIRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Hardman Johnston International Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Shares	$141	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hardman Johnston International Growth Fund (the “Fund”) outperformed the MSCI AC World Index ex-USA Net Index (USD) for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Over the past year, wars, elections, and central bank policy changes generated economic and political volatility across the globe. Our in-depth, bottom-up, investment approach allowed the Fund to navigate this environment and outperform the MSCI AC World Index ex-USA Net Index (USD). Within the Fund, Industrials and Communication Services were the largest active sector contributors relative to the benchmark index. Consumer Staples also contributed positively due to our lack of exposure to the worst sector in the benchmark. Financials and Consumer Discretionary were the largest sector detractors. Regionally, Europe was the largest contributor and Pacific ex Japan was the largest detractor relative to the benchmark index.

Top Contributors
↑	Mitsubishi Heavy Industries, Ltd.
↑	Rheinmetall AG
↑	Prysmian S.p.A.
↑	MercadoLibre, Inc.
↑	Taiwan Semiconductor Mfg. Co., Ltd.

Top Detractors
↓	Meituan
↓	AIA Group Ltd.
↓	WuXi Biologics Inc.
↓	LVMH
↓	Genmab AS
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses, were deducted.
Hardman Johnston International Growth Fund	PAGE 1	TSR-AR-56170L877

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Retail Shares (without sales charge)	24.4	5.19	4.02
MSCI WORLD ex USA Net Index (USD)	23.84	6.55	6
MSCI AC WORLD INDEX ex USA Net Index (USD)	24.33	5.78	5.42
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$60,093,998
Number of Holdings	26
Net Advisory Fee Paid	$132,383
Portfolio Turnover Rate	50%
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Mitsubishi Heavy Industries Ltd.	5.6%
Prosus NV	5.5%
Deutsche Telekom AG	5.4%
MercadoLibre, Inc.	5.2%
Prysmian SpA	5.1%
Airbus SE	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Standard Chartered PLC	4.9%
UCB SA	4.8%
First American Government Obligations Fund	4.8%

Top Sectors*	(% of Net Assets)
Industrials	25.5%
Consumer Discretionary	17.6%
Health Care	17.2%
Financials	15.1%
Information Technology	10.3%
Communication Services	5.4%
Energy	3.7%
Cash & Other	5.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 2	TSR-AR-56170L877

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hardman Johnston International Growth Fund documents not be householded, please contact Dakota Investments LLC at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Dakota Investments LLC or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 3	TSR-AR-56170L877

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Messrs. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$13,800	$12,900
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Hardman Johnston International Growth Fund:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hardman Johnston
International Growth Fund
Retail Shares HJIRX
Institutional Shares HJIGX
Core Financial Statements
October 31, 2024

Hardman Johnston International Growth Fund
Schedule of Investments
at October 31, 2024

	Shares	Value
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 5.4%
Deutsche Telekom AG	108,240	$3,272,472
CONSUMER DISCRESTIONARY - 17.6%
LVMH Moet Hennessy Louis Vuitton SE	2,982	1,985,176
MercadoLibre, Inc.(a)	1,539	3,135,220
Prosus NV	77,969	3,285,990
Suzuki Motor Corp.	219,900	2,182,141
		10,588,527
ENERGY - 3.7%
TechnipFMC PLC	83,750	2,235,287
FINANCIALS - 15.1%
Dai-ichi Life Holdings, Inc.	98,600	2,458,130
HDFC Bank Ltd. - ADR	30,465	1,920,209
ICICI Bank Ltd. - ADR	56,630	1,722,118
Standard Chartered PLC	253,740	2,942,484
		9,042,941
HEALTH CARE - 17.2%
AstraZeneca PLC	20,080	2,857,272
Genmab AS(a)	4,240	949,579
Grifols SA(a)	128,460	1,441,995
Novo Nordisk AS	19,650	2,204,042
UCB SA	15,080	2,903,629
		10,356,517
INDUSTRIALS - 25.5%(b)
Airbus SE	19,755	3,013,448
Mitsubishi Heavy Industries Ltd.	239,000	3,373,952
Nexans SA	10,600	1,475,547
Prysmian SpA	43,845	3,094,327
Rheinmetall AG	2,850	1,467,281
Safran SA	12,725	2,880,500
		15,305,055
INFORMATION TECHNOLOGY - 10.3%
ASML Holding NV	1,880	1,265,486
Atlassian Corp. - Class A(a)	4,882	920,452
Nordic Semiconductor ASA(a)	98,407	977,971
Taiwan Semiconductor Manufacturing Co. Ltd.	95,500	2,994,831
		6,158,740
TOTAL COMMON STOCKS (Cost $43,117,870)		56,959,539

	Shares	Value
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X, 4.78%(c)	2,894,599	$2,894,599
TOTAL SHORT-TERM INVESTMENTS (Cost $2,894,599)		2,894,599
TOTAL INVESTMENTS - 99.6% (Cost $46,012,469)		$59,854,138
Other Assets in Excess of Liabilities - 0.4%		239,860
TOTAL NET ASSETS - 100.0%		$60,093,998

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

1

Hardman Johnston International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2024

Assets:
Investments, at value (cost of $46,012,469)	$59,854,138
Receivables:
Securities sold	174,712
Fund shares sold	34,125
Dividends and interest	115,215
Prepaid expenses	20,806
Total assets	60,198,996
Liabilities:
Payables
Fund shares redeemed	34,780
Advisory fees	19,888
Audit fees	16,124
Administration and fund accounting fees	11,660
Transfer agent fees and expenses	6,502
Legal fees	6,379
Custody fees	5,037
Reports to shareholders	2,034
Compliance fees	1,091
Other accrued expenses	1,503
Total liabilities	104,998
Net assets	$60,093,998
Net Assets Consist of:
Paid in capital	$61,105,457
Total accumulated loss	(1,011,459)
Net assets	$60,093,998
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$59,323,733
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	4,792,712
Net asset value, offering price and redemption price per share	$12.38
Retail Shares:
Net assets applicable to outstanding Retail Shares	$770,265
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	59,233
Net asset value, offering price and redemption price per share	$13.00

The accompanying notes are an integral part of these financial statements.

2

Hardman Johnston International Growth Fund
STATEMENT OF OPERATIONS
For the Fiscal Year Ended October 31, 2024

Investment income:
Dividends (net of foreign taxes withheld of $69,499)	$666,366
Interest	75,817
Total investment income	742,183
Expenses:
Investment advisory fees (Note 4)	547,843
Administration and fund accounting fees (Note 4)	141,607
Transfer agent fees and expenses	77,239
Federal and state registration fees	39,778
Legal fees	37,886
Custody fees	36,049
Trustees’ fees and expenses	30,250
Audit fees	20,496
Compliance expense	12,444
Reports to shareholders	5,211
Distribution fees (Note 5)
Distribution fees - Retail Shares	2,334
Interest expense	6,085
Other	14,500
Total expenses before reimbursement from advisor	971,722
Expense reimbursement from advisor (Note 4)	(415,460)
Net expenses	556,262
Net investment income	185,921
Realized and unrealized gain (loss) on investments:
Net realized loss on transactions from:
Investments	(2,699,005)
Foreign currency related translations	(48,776)
Net change in unrealized appreciation on:
Investments	14,280,491
Foreign currency related translations	(2,136)
Net realized and unrealized gain on investments	11,530,574
Net increase in net assets resulting from operations	$11,716,495

The accompanying notes are an integral part of these financial statements.

3

Hardman Johnston International Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations:
Net investment income (loss)	$185,921	$(31,024)
Net realized loss on investments	(2,747,781)	(7,872,033)
Net change in unrealized appreciation on investments	14,278,355	14,615,372
Net increase in net assets resulting from operations	11,716,495	6,712,315
Capital Share Transactions:
Proceeds from shares sold
Institutional Shares	12,183,366	16,200,046
Retail Shares	179,815	845,262
Cost of shares redeemed
Institutional Shares	(10,003,532)	(22,497,993)
Retail Shares	(854,492)	(220,381)
Net increase (decrease) in net assets from capital share transactions	1,505,157	(5,673,066)
Total increase in net assets	13,221,652	1,039,249
Net Assets:
Beginning of year	46,872,346	45,833,097
End of year	$60,093,998	$46,872,346
Changes in Shares Outstanding:
Shares sold
Institutional Shares	1,104,515	1,500,159
Retail Shares	15,896	74,973
Shares redeemed
Institutional Shares	(909,544)	(2,082,958)
Retail Shares	(75,372)	(19,250)
Net increase (decrease) in shares outstanding	135,495	(527,076)

The accompanying notes are an integral part of these financial statements.

4

Hardman Johnston International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value - beginning of year	$9.92	$8.74	$14.54	$11.11	$10.23
Net investment income/(loss)[1]	0.04	(0.01)	(0.03)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.42	1.19	(5.62)	3.50	1.48
Total from investment operations	2.46	1.18	(5.65)	3.43	1.43
Less Distributions:
Dividends from net investment income	—	—	—	—	(0.55)
Dividends from net realized gains	—	—	(0.15)	—	—
Total distributions	—	—	(0.15)	—	(0.55)
Net asset value - end of year	$12.38	$9.92	$8.74	$14.54	$11.11
Total return	24.80%	13.50%	(39.22)%	30.87%	14.68%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$59,324	$45,631	$45,252	$64,979	$17,329
Ratio of operating expenses to average net assets:
Before reimbursements	1.78%[3]	1.82%	1.74%	1.88%	6.48%
After reimbursements	1.01%[3]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before reimbursements	(0.42)%[3]	(0.88)%	(1.02)%	(1.36)%	(5.94)%
After reimbursements	0.35%[3]	(0.06)%	(0.28)%	(0.48)%	(0.46)%
Portfolio turnover rate[2]	50%	59%	32%	46%	224%

[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[3]	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. The interest expense had an impact of 0.01% on the Fund’s expense ratio. See note 4.
The accompanying notes are an integral part of these financial statements.

5

Hardman Johnston International Growth Fund
FINANCIAL HIGHLIGHTS
Retail Shares
For a capital share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value - beginning of year	$10.45	$9.22	$15.38	$11.79	$10.20
Income from Investment Operations:
Net investment loss[1]	(0.00)[4]	(0.03)	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	2.55	1.26	(5.95)	3.70	1.67
Total from investment operations	2.55	1.23	(6.01)	3.59	1.59
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	(0.15)	—	—
Total distributions	—	—	(0.15)	—	—
Net asset value - end of year	$13.00	$10.45	$9.22	$15.38	$11.79
Total return	24.40%	13.34%	(39.42)%	30.45%	15.59%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$770	$1,241	$581	$761	$327
Ratio of operating expenses to average net assets:
Before reimbursements	2.02%[3]	2.07%	1.99%	2.18%	7.30%
After reimbursements	1.26%[3]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets:
Before reimbursements	(0.80)%[3]	(1.09)%	(1.27)%	(1.68)%	(6.84)%
After reimbursements	(0.04)%[3]	(0.27)%	(0.53)%	(0.75)%	(0.79)%
Portfolio turnover rate[2]	50%	59%	32%	46%	224%

[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[3]	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. The interest expense had an impact of 0.01% on the Fund’s expense ratio. See note 4
[4]	The amount was less than $(0.005).
The accompanying notes are an integral part of these financial statements.

6

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024
NOTE 1 – ORGANIZATION
The Hardman Johnston International Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund’s Institutional Shares commenced operations on February 14, 2018. The Fund’s Retail Shares commenced operations on September 17, 2018. Each class of shares differs principally in its respective distribution expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Dakota Investments LLC (the “Advisor”) serves as the investment advisor to the Fund. Hardman Johnston Global Advisors LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund. Redwood Investments, LLC (“Redwood”) served as the Fund’s sub-advisor from the Fund’s inception to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the Fund’s sub-advisor. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior three fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended October 31, 2024.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

7

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2024, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

8

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds and money market funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other

9

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,219,277	$43,740,262	$ —	$56,959,539
Short-Term Investments	2,894,599	—	—	2,894,599
Total Investments in Securities	$16,113,876	$43,740,262	$—	$59,854,138

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the year ended October 31, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended October 31, 2024, the Fund incurred $547,843 in advisory fees. The Advisor pays the Sub-Advisor’s fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) to the following percentages of the daily net assets of each share class of the Fund:
Hardman Johnston International Growth Fund

Institutional Shares	1.00%
Retail Shares	1.00%

For the year ended October 31, 2024, the Advisor reduced its fees and absorbed Fund expenses in the amount of $415,460 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2026 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2025	10/31/2026	10/31/2027	Total
$387,648	$386,043	$415,460	$1,189,151

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be

10

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the year ended October 31, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Administration & fund accounting	$141,607
Custody	$ 36,049
Transfer agency	$ 77,239
Compliance	$ 12,444

At October 31, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$11,660
Custody	$ 5,037
Transfer agency	$6,502
Compliance	$ 1,091

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended October 31, 2024, the Fund incurred distribution expenses on its Retail Shares of $2,334.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended October 31, 2024, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $26,809,688 and $26,259,141, respectively. There were no purchases or sales of long-term U.S. Government securities.

11

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of October 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$46,747,410
Gross unrealized appreciation	15,762,285
Gross unrealized depreciation	(2,655,557)
Net unrealized appreciation	13,106,728
Undistributed ordinary income	136,944
Undistributed long-term capital gain	—
Total distributable earnings	136,944
Other accumulated gains/(losses)	(14,255,105)
Total accumulated earnings/(losses)	$(1,011,433)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
As of October 31, 2024, the Fund had long-term tax basis loss carryforwards in the amount of $10,237,738 and short-term tax basis loss carryforwards in the amount of $4,013,600. These capital loss carryforward amounts do not have an expiration.
At October 31, 2024, on a tax basis, the Fund had no late year loss deferral.
The tax character of distributions paid during the years ended October 31, 2024, and the year ended October 31, 2023, was as follows:

Year Ended October 31,
	2024	2023
Ordinary Income	$ —	$ —
Long-term Capital Gains	—	—
	$—	$—

For the fiscal year ended October 31, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

Total Distributable Earnings/(Loss)	Paid-In Capital
$25	$(25)

NOTE 8 – LINE OF CREDIT
As of October 31, 2024, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets. The Fund is able to borrow the lesser of the line limit of $5,000,000, 20% of market value, or 33 1/3% of the unencumbered assets held in the collateral account. The Line has a maturity date of May 28, 2025 and is reviewed annually by the Board of Trustees. During the fiscal year ended October 31, 2024, the maximum borrowing was $2,455,000 and average borrowing was $1,339,800. This borrowing resulted in interest expenses of $1,581 at a weighted average interest rate of 8.50%. During the fiscal year ended October 31, 2024, the Fund amortized prior year balance related to prepaid interest in the amount of $4,503. These amounts are included in the Fund’s Statement of Operations. As of October 31, 2024, the Fund did not have an outstanding loan balance.

12

Hardman Johnston International Growth Fund
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, Charles Schwab & Co. Inc. held 51% of the outstanding shares of the Fund and National Financial Services, LLC, held 45% of the shares outstanding. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc. or National Financial Services, LLC, are also beneficially owned.

13

Report of Independent Registered Public Accounting Firm
To the Shareholders of Hardman Johnston International Growth Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hardman Johnston International Growth Fund (the “Fund”), a series of Manager Directed Portfolios, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended October 31, 2022, and prior, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 27, 2024

14

Hardman Johnston International Growth Fund
NOTICE TO SHAREHOLDERS
at October 31, 2024 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hardman Johnston International Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was as follows:

Hardman Johnston International Growth Fund	0.00%

FOREIGN INCOME AND TAX
For the fiscal year ended October 31, 2024, the Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Gross Foreign Income	Foreign Tax Paid
$739,534	$69,499

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	January 3, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/ Principal Financial Officer

Date	January 3, 2025

* Print the name and title of each signing officer under his or her signature.